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May 6, 2002

VIA EDGAR

Securities and Exchange Commission
Judiciary Plaza
Attn: Filing Desk
450 Fifth Street, N.W.
Washington, D.C. 20549

RE:  BT INVESTMENT FUNDS (the "Registrant")
           Cash Management Fund Investment
           Tax Free Money Fund Investment
           NY Tax Free Money Fund Investment
           Treasury Money Fund Investment
           (together, the "Funds")
           1933 Act File No. 33-07404
           1940 Act File No. 811-4760

To the Staff of the Commission:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification that the Prospectuses and Statement of Additional Information for the above-referenced Trust, on behalf of the Funds, do not differ from that contained in Post-Effective Amendment No. 100 (the "Amendment") to the Trust's Registration Statement on Form N-1A. The Amendment was filed electronically on May 1, 2003.

Please contact Jeffrey A. Engelsman at 410-895-3824 if you have any questions or comments.

Very truly yours,

/s/ Bruce A. Rosenblum
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Assistant Secretary